ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets, net
Intangible assets, gross	$ 32,053,000	$ 30,672,000
Less: Accumulated amortization	(5,233,000)	(2,586,000)
Intangible asset, net	26,820,000	28,086,000
Impairment loss for the write-off of intangible assets related to the two domain names	0	2,219,000	739,000
Amortization expenses	2,255,000	811,000	673,000
Future amortization expenses
2013	1,302,000
2014	792,000
2015	342,000
2016	148,000
After	62,000
Operating platforms and technology
Acquired intangible assets, net
Intangible assets subject to amortization	1,228,000	1,214,000
Less: Accumulated amortization	(542,000)	(289,000)
Game license, webgame cooperation agreement and content copyright
Acquired intangible assets, net
Intangible assets subject to amortization	3,706,000	2,679,000
Less: Accumulated amortization	(3,048,000)	(1,982,000)
User generated content
Acquired intangible assets, net
Intangible assets subject to amortization	1,368,000	1,317,000
Less: Accumulated amortization	(603,000)	(89,000)
Customer and broadcasters relationship
Acquired intangible assets, net
Intangible assets subject to amortization	770,000	762,000
Less: Accumulated amortization	(383,000)	(57,000)
Login users and registered user list
Acquired intangible assets, net
Intangible assets subject to amortization	618,000	612,000
Less: Accumulated amortization	(550,000)	(153,000)
Non-compete agreement
Acquired intangible assets, net
Intangible assets subject to amortization	189,000	187,000
Less: Accumulated amortization	(107,000)	(16,000)
Domain name, trademarks and online licenses (i)
Acquired intangible assets, net
Intangible assets not subject to amortization	24,174,000	23,901,000
Number of domain names which are not to be used		2
Impairment loss for the write-off of intangible assets related to the two domain names		$ 2,219,000